Schedule of Convertible Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible notes principal		$ 5,600
Convertible notes discount		(149)
Convertible notes payable, net of discount		$ 5,451